CONSOLIDATED STATEMENTS OF BALANCE SHEET - USD ($)		Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash		$ 2,913,019	$ 808,915
Restricted cash		198,413	147,119
Accounts receivable, net		2,703,806	2,112,682
Inventories		214,989	5,840
Contract assets, net		1,698,439	3,270,627
Contract fulfilment costs, net		0	2,441,995
Advance to suppliers		1,033,044	81,823
Loans and interests receivable from third parties		640,257
Prepayment and other receivables, net		222,344	201,652
Deferred offering costs		52,960	843,099
TOTAL CURRENT ASSETS		9,677,271	9,913,752
Property and equipment, net		718,495	127,827
Right-of-use assets – operating leases		287,540	71,836
Restricted cash – non-current		300,000	201,280
Contract assets, net – non-current		1,944,014	1,000,672
Prepayments for long-term assets		688,299	124,953
Software, net		83,154	110,791
Deferred tax assets			271,482
TOTAL NON-CURRENT ASSETS		4,021,502	1,908,841
TOTAL ASSETS		13,698,773	11,822,593
CURRENT LIABILITIES:
Short-term bank loans		2,254,530	1,859,610
Current portion of long-term loans		802,681
Operating lease liabilities – current		180,792	34,515
Contract liabilities		163	512,171
Accounts payable		2,069,321	1,865,458
Other payables and accrued liabilities		1,473,367	695,788
Due to shareholders		70,846	56,778
Taxes payable		1,863,597	1,802,390
TOTAL CURRENT LIABILITIES		8,715,297	6,826,710
NON-CURRENT LIABILITIES
Long-term loans		60,201	569,995
Operating lease liabilities – non-current		163,120	41,425
TOTAL NON-CURRENT LIABILITIES		223,321	611,420
TOTAL LIABILITIES		8,938,618	7,438,130
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 6,900,000 and 5,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively	[1]	7	6
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2025 and 2024, respectively	[1]
Additional paid in capital		6,566,686	2,860,566
Statutory reserves		186,225	186,225
(Deficits)/ Retained earnings		(1,768,370)	1,519,737
Accumulated other comprehensive loss		(224,393)	(182,071)
TOTAL SHAREHOLDERS’ EQUITY		4,760,155	4,384,463
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 13,698,773	$ 11,822,593

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 12).